Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of significant related party transactions

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the reporting entity)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)

	Years ended December 31,
	2020	2021	2022
Service revenue:
CyberLink	$27	$35	$28

	December 31, 2021	December 31, 2022
CyberLink	$44	$38
CyberLink-Japan	29	25
	$73	$63

		Years ended December 31,
	Description	2020	2021	2022
CyberLink	Management service fee	$157	$128	$80

	Years ended December 31,
	2020	2021	2022
CyberLink-Japan	$91	$99	$90

(c)	Acquisition of right-of-use assets:

	Years ended December 31,
	2020	2021	2022
CyberLink	$—	$530	$—

(d)	Lease liabilities

	December 31, 2021	December 31, 2022
Total lease liabilities	$429	$145
Less: Current portion (shown as ‘current lease liabilities’)	(268)	(145)
	$161	$—

ii.	Interest expense

	Years ended December 31,
	2020	2021	2022
CyberLink	$4	$4	$5

Schedule of key management compensation

	Years ended December 31,
	2020	2021	2022
Salaries and other short-term employee benefits	$1,691	$1,711	$2,330
Share-based payment	83	314	416
Post-employment benefits	11	12	11
	$1,785	$2,037	$2,757